Notes to the income statement - Other operating income and expenses - (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Other operating income and expenses
Total other operating income		€ 294
Disposals of assets		(9)
Late payment interest on CIR 2013-2015		(121)
Transaction costs	€ (44)	(32)
Total other operating expenses	44	163
Other operating income (expenses)	€ (44)	131
Tax disputes
Other operating income and expenses
Reversal of provision		180
AMR penalties
Other operating income and expenses
Reversal of provision		€ 114